UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Notch Asset Management, LLC
Address: 450 Lexington Avenue
         Suite 3750
         New York, NY  10017

13F File Number:  028-13901

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Dinunzio
Title:     Chief Financial Officer
Phone:     (212) 573-8602

Signature, Place, and Date of Signing:

 /s/Steven Dinunzio     New York, NY/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $258,378 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206     1768   140000 SH       SOLE                   140000        0        0
AGRIUM INC                     COM              008916108     6143    70000 SH  CALL SOLE                    70000        0        0
BEST BUY INC                   SDCV 2.250% 1/1  086516AF8    13817 13500000 PRN      SOLE                 13500000        0        0
DENDREON CORP                  NOTE 2.875% 1/1  24823QAC1     6446  5785000 PRN      SOLE                  5785000        0        0
KB HOME                        COM              48666k109     4890   500000 SH  PUT  SOLE                   500000        0        0
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7    10296 10000000 PRN      SOLE                 10000000        0        0
LINCARE HLDGS INC              DBCV 2.750%11/0  532791AE0     5963  5353000 PRN      SOLE                  5353000        0        0
MEDICIS PHARMACEUTICAL CORP    NOTE 2.500% 6/0  58470KAA2     6727  4998000 PRN      SOLE                  4998000        0        0
METLIFE INC                    UNIT 99/99/9999  59156R116     8230   100000 SH       SOLE                   100000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     9530  7250000 PRN      SOLE                  7250000        0        0
PPL CORP                       UNIT 99/99/9999S 69351T114     8215   150000 SH       SOLE                   150000        0        0
QUICKSILVER RESOURCES INC      DBCV 1.875%11/0  74837RAB0    13127 12317000 PRN      SOLE                 12317000        0        0
SAKS INC                       NOTE 2.000% 3/1  79377WAL2    10562 10000000 PRN      SOLE                 10000000        0        0
SMITHFIELD FOODS INC           NOTE 4.000% 6/3  832248AR9     3531  3000000 PRN      SOLE                  3000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   131970  1000000 SH  PUT  SOLE                  1000000        0        0
UNISYS CORP                    COM NEW          909214306     2570   100000 SH  PUT  SOLE                   100000        0        0
USEC INC                       NOTE 3.000%10/0  90333EAC2    14593 20081000 PRN      SOLE                 20081000        0        0